Financial Assets Measured at Fair Value Through Profit or Loss	6 Months Ended
Sep. 30, 2025
Financial Assets Measured at Fair Value Through Profit or Loss [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
6.	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS

Financial assets measured at fair value through profit or loss, net consisted of the following:

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)

Listed equity securities	24,047,596	13,538,564
Unlisted equity securities	200,001	911,404
Listed futures contracts	1,001	1,005
Investments in funds	—	79
	24,248,598	14,451,052
Less: impairment on unlisted equity securities	—	(671,403)
	24,248,598	13,779,649

Investments in Listed Equity Securities

Investments in listed equity securities are accounted for at their current market value with changes in fair value recognized in revenue.

Investments in Unlisted Equity Securities

Investments in unlisted equity securities consist of investments in limited liability companies in which the Company’s interests are deemed minor and long-term, strategic investments in companies that are in various stages of development, and investments in a close-ended partnership funds which concentrated in the healthcare sector. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses each of these investments on an individual basis, subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data. For the six months ended September 30, 2025, management did not aware any indicator for the impairment on the unlisted equity securities.

On August 8, 2023, the Company entered into the share purchase agreement to acquired 0.26% of equity interest of Gravity Markets Limited (“Gravity”) in return of US$100,001 in cash.

On December 22, 2023, the Company entered the sales and purchase agreement to acquire 40% equity interest of NextGen Digital Venture Limited (“NextGen”) in return of combination of 300,000 share purchase warrant at fair of US$411,403 and US$300,000 in cash. The Company does not have significant influence to NextGen as no representative of the Company on the board of directors or equivalent governing body of NextGen. Hence, the Company accounted NextGen as a financial asset at fair value through profit or loss.

On June 11, 2024, the Company entered the sales and purchase agreement to acquire 0.2% of equity interest of UXUY Limited for US$100,000.

The financial information of the investment in unlisted equity securities was not available for measuring the fair value reliably. By reference to the latest transaction of the unlisted equity securities, impairment loss of US$671,403 is recorded based on the recoverable amount of US$240,001 for the year ended March 31, 2025.

Movement of financial assets at fair value through profit or loss were shown below:

	As of September 30, 2025	As of March 31, 2025
	US$	US$
Beginning	13,779,649	43,194,607
Additions	62,717,213	71,801,820
Disposal	(55,730,367)	(92,127,812)
Impairment loss recognized in profit or loss	—	(671,403)
Fair value gain/(loss) recognized in profit or loss	3,482,103	(8,417,563)
Ending	24,248,598	13,779,649